INCOME TAX, Narrative (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance	$ 399,855	$ 48,598	$ 399,855	$ 48,598	$ 169,370	$ 344,957
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Percentage of federal statutory tax rate			21.00%		21.00%	21.00%